DERIVATIVE WARRANT LIABILITY (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 12, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Aug. 16, 2016	Mar. 30, 2016
Outstanding warrants to purchase of its common stock		126,667	307,778	202,469
Exercise price of warrant		$ 9.00	$ 9.00
Volatility rate		85.00%	73.00%	57.00%	54.00%
Risk-free interest rate		1.96%	1.14%	1.37%	1.83%
Anti dilution warrants expired	338,672	181,111	202,469
Reclassification from derivative warrant liability to additional paid-in capital	$ 1,148,328	$ 813,319	$ 1,093,765
Minimum [Member]
Volatility rate			57.00%	53.00%
Risk-free interest rate			0.95%	1.37%
Estimated life		4 years 15 days	4 years 9 months	2 years 6 months	5 years
Maximum [Member]
Volatility rate			74.00%	58.00%
Risk-free interest rate			1.40%	1.52%
Estimated life		4 years 26 days	9 years	6 years	6 years
Warrant [Member]
Exercise price of warrant						$ 3.00
Warrant [Member] | Minimum [Member]
Exercise price of warrant							$ 6.15
Estimated life			4 years 1 month 6 days	4 years 5 months 19 days
Warrant [Member] | Maximum [Member]
Exercise price of warrant							$ 20.70
Estimated life			4 years 6 months 26 days	4 years 11 months 16 days